AMG Renaissance Large Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2021
	Shares	Value
Common Stocks - 99.2%
Communication Services - 10.3%
Alphabet, Inc., Class A*	1,360	$2,805,027
Comcast Corp., Class A	30,190	1,633,581
Electronic Arts, Inc.	10,697	1,448,053
Facebook, Inc., Class A*	8,744	2,575,370
IAC/InteractiveCorp.*	6,569	1,420,941

Total Communication Services		9,882,972
Consumer Discretionary - 11.2%
Amazon.com, Inc.*	722	2,233,926
Dollar General Corp.	7,592	1,538,291
The Home Depot, Inc.	5,749	1,754,882
Lowe's Cos., Inc.	9,405	1,788,643
O'Reilly Automotive, Inc.*	3,414	1,731,752
Ross Stores, Inc.	13,886	1,665,070

Total Consumer Discretionary		10,712,564
Consumer Staples - 3.1%
Church & Dwight Co., Inc.	17,173	1,500,062
The Procter & Gamble Co.	11,036	1,494,605

Total Consumer Staples		2,994,667
Financials - 3.3%
The Progressive Corp.	16,709	1,597,548
S&P Global, Inc.	4,535	1,600,265

Total Financials		3,197,813
Health Care - 18.6%
Abbott Laboratories	13,997	1,677,401
AbbVie, Inc.	15,244	1,649,706
AmerisourceBergen Corp.	14,655	1,730,316
HCA Healthcare, Inc.	9,099	1,713,706
Horizon Therapeutics PLC*	19,107	1,758,608
Johnson & Johnson	9,329	1,533,221
PerkinElmer, Inc.	13,166	1,689,066
Thermo Fisher Scientific, Inc.	3,232	1,475,020
UnitedHealth Group, Inc.	4,558	1,695,895
Vertex Pharmaceuticals, Inc.*	6,055	1,301,159
Zoetis, Inc.	9,832	1,548,343

Total Health Care		17,772,441
Industrials - 11.9%
Booz Allen Hamilton Holding Corp.	18,162	1,462,586
Cintas Corp.	4,534	1,547,499
Donaldson Co., Inc.	27,761	1,614,580
Illinois Tool Works, Inc.	7,892	1,748,236
Roper Technologies, Inc.	3,863	1,558,102
	Shares	Value

Union Pacific Corp.	7,905	$1,742,341
Waste Management, Inc.	13,495	1,741,125

Total Industrials		11,414,469
Information Technology - 35.3%
Accenture PLC, Class A (Ireland)	6,516	1,800,045
Adobe, Inc.*	3,258	1,548,755
Akamai Technologies, Inc.*	13,033	1,328,063
Amphenol Corp., Class A	24,954	1,646,215
Apple, Inc.	22,268	2,720,036
Cadence Design Systems, Inc.*	12,419	1,701,279
CDW Corp.	10,631	1,762,088
Fortinet, Inc.*	9,435	1,740,003
Genpact, Ltd.	39,251	1,680,728
KLA Corp.	5,351	1,767,970
Lam Research Corp.	3,049	1,814,887
Mastercard, Inc., Class A	4,474	1,592,968
Microsoft Corp.	10,141	2,390,944
Motorola Solutions, Inc.	9,075	1,706,554
NVIDIA Corp.	3,282	1,752,358
PayPal Holdings, Inc.*	6,972	1,693,080
ServiceNow, Inc.*	3,461	1,730,881
Texas Instruments, Inc.	9,349	1,766,867
Visa, Inc., Class A1	7,752	1,641,331

Total Information Technology		33,785,052
Materials - 3.7%
Martin Marietta Materials, Inc.	5,103	1,713,690
RPM International, Inc.	19,338	1,776,195

Total Materials		3,489,885
Real Estate - 1.8%
CBRE Group, Inc., Class A*	21,463	1,697,938

Total Common Stocks (Cost $59,311,915)		94,947,801
Short-Term Investments - 1.0%
Other Investment Companies - 1.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[2]	310,386	310,386
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[2]	310,387	310,387
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.04%[2]	319,793	319,793

Total Short-Term Investments (Cost $940,566)		940,566
Total Investments - 100.2% (Cost $60,252,481)		95,888,367

AMG Renaissance Large Cap Growth Fund
Schedule of Portfolio Investments (continued)
Value

Other Assets, less Liabilities - (0.2)%	$(173,146)
Net Assets - 100.0%	$95,715,221

*	Non-income producing security.
[1]	Some of these securities, amounting to $1,624,816 or 1.7% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See below for more information.
[2]	Yield shown represents the March 31, 2021, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$94,947,801	—	—	$94,947,801
Short-Term Investments
Other Investment Companies	940,566	—	—	940,566
Total Investments in Securities	$95,888,367	—	—	$95,888,367

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2021, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$1,624,816	—	$1,658,771	$1,658,771
The following table summarizes the securities received as collateral for securities lending at March 31, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-8.125%	04/15/21-05/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.